Provisions - Additional Information - For Year-end (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£) Complaints	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Future expected provision number
Provisions	£ 464,000,000	£ 572,000,000
Complaints to date | Complaints	4,600,000
Complaints reviewing | Complaints	3,500
Additional provisions	£ 289,000,000
PPI
Future expected provision number
Provisions	76,000,000	189,000,000
Additional provisions	0
Regulatory Related Uk Bank Levy
Future expected provision number
Provisions	£ 34,000,000	£ 46,000,000
Bank levy rate	0.14%	0.15%
Cost of UK Bank Levy Incurred	£ 72,000,000	£ 86,000,000	£ 69,000,000
Amount paid as UK Bank Levy	88,000,000	90,000,000
Other products
Future expected provision number
Provisions	8,000,000	25,000,000
Additional provisions	0
Property
Future expected provision number
Transformation charge	1,000,000
Compliance with Consumer Credit Act
Future expected provision number
Provisions	47,000,000	£ 68,000,000
Regulatory Other Provisions
Future expected provision number
Charge related to operational risk and provisions	17,000,000
Additional provisions	65,000,000
Operational Risk Provisions
Future expected provision number
Additional provisions	£ 91,000,000